Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	₨ 1,500		$ 2,500
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.90%
Borrowings, interest rate basis	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 0	₨ 1,440
Gain loss on derivative financial instruments	0	1,440
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	8,454	8,493
Gain loss on derivative financial instruments	8,454	8,493
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	0	0
Gain loss on derivative financial instruments	₨ 0	₨ 0